SHAREHOLDERS' EQUITY (Schedule of RSUs and PSUs Activity) (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Amount of RSUs and PSUs
Unvested at beginning of period, shares | shares	1,110,899
Granted, shares | shares	1,118,356
Vested, shares | shares	(389,239)
Forfeited, shares | shares	(118,396)
Unvested at ending of period, shares | shares	1,721,620
Weighted average grant date fair value
Unvested at beginning of period | $ / shares	$ 47.63
Granted | $ / shares	61.59
Vested | $ / shares	49.25
Forfeited | $ / shares	50.32
Unvested at ending of period | $ / shares	$ 56.15